Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 58,827	¥ 47,142	¥ 59,025
Unpaid Principal Balance		57,755	45,717
Related Allowance		13,731	14,344	20,068
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		23,163	18,911	16,667
Unpaid Principal Balance		22,512	18,362
Related Allowance		3,372	3,020	2,927
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		31,900	23,130
Unpaid Principal Balance		31,479	22,489
Related Allowance		8,442	8,444
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	3,764	5,101	7,443
Unpaid Principal Balance		3,764	4,866
Related Allowance	[1]	1,917	2,880	4,462
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,434	3,544
Unpaid Principal Balance		4,181	3,252
Related Allowance		835	984
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,945	4,060
Unpaid Principal Balance		3,937	4,051
Related Allowance		633	631
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,784	11,307
Unpaid Principal Balance		14,394	11,059
Related Allowance		1,904	1,405
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,448	3,745	6,032
Related Allowance		166	149	¥ 2,114
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		232	254
Unpaid Principal Balance		232	254
Related Allowance		0	53
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,216	3,491
Unpaid Principal Balance		4,216	3,491
Related Allowance		166	96
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,380	2,547
Unpaid Principal Balance		2,367	2,485
Related Allowance		419	543
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,382	1,588
Unpaid Principal Balance		1,374	1,570
Related Allowance		490	576
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		23,690	15,250
Unpaid Principal Balance		23,290	14,689
Related Allowance		7,367	7,176
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	17,593	7,813
Unpaid Principal Balance	[2]	17,521	7,774
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,158	409
Unpaid Principal Balance		1,111	409
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,329	7,301
Unpaid Principal Balance		16,304	7,262
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		106	103
Unpaid Principal Balance		106	103
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		589	184
Unpaid Principal Balance		542	184
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		569	225
Unpaid Principal Balance		569	225
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		232	0
Unpaid Principal Balance		232	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,404	3,395
Unpaid Principal Balance		3,404	3,395
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		887	1,003
Unpaid Principal Balance		887	1,003
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	7
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,806	2,896
Unpaid Principal Balance		11,781	2,864
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	41,234	39,329
Unpaid Principal Balance	[3]	40,234	37,943
Related Allowance	[3]	13,731	14,344
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,005	18,502
Unpaid Principal Balance		21,401	17,953
Related Allowance		3,372	3,020
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,571	15,829
Unpaid Principal Balance		15,175	15,227
Related Allowance		8,442	8,444
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,658	4,998
Unpaid Principal Balance		3,658	4,763
Related Allowance		1,917	2,880
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,845	3,360
Unpaid Principal Balance		3,639	3,068
Related Allowance		835	984
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,945	4,060
Unpaid Principal Balance		3,937	4,051
Related Allowance		633	631
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,215	11,082
Unpaid Principal Balance		13,825	10,834
Related Allowance		1,904	1,405
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	254
Unpaid Principal Balance		0	254
Related Allowance		0	53
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		812	96
Unpaid Principal Balance		812	96
Related Allowance		166	96
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,493	1,544
Unpaid Principal Balance		1,480	1,482
Related Allowance		419	543
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,382	1,581
Unpaid Principal Balance		1,374	1,570
Related Allowance		490	576
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,884	12,354
Unpaid Principal Balance		11,509	11,825
Related Allowance		¥ 7,367	¥ 7,176

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.